LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.64%
Aerospace & Defense–2.03%
General Electric Co.	72,566	$20,592,054
Howmet Aerospace, Inc.	34,431	7,934,968
†Loar Holdings, Inc.	3,369	193,010
Textron, Inc.	15,293	1,339,055
		30,059,087
Automobile Components–0.08%
BorgWarner, Inc.	21,833	1,184,659
		1,184,659
Automobiles–2.02%
Ferrari NV	14,284	4,834,420
†Tesla, Inc.	67,562	25,116,173
		29,950,593
Beverages–1.29%
†Celsius Holdings, Inc.	140,310	4,978,199
†Monster Beverage Corp.	194,222	14,073,326
		19,051,525
Biotechnology–1.81%
AbbVie, Inc.	11,148	2,424,578
†Argenx SE ADR	2,920	2,132,330
†Genmab AS ADR	79,399	2,130,275
†Moderna, Inc.	22,821	1,159,307
†Vertex Pharmaceuticals, Inc.	42,537	18,994,472
		26,840,962
Broadline Retail–5.78%
†Amazon.com, Inc.	393,561	81,966,950
†Ollie's Bargain Outlet Holdings, Inc.	40,801	3,755,324
		85,722,274
Building Products–0.13%
Trane Technologies PLC	567	236,292
†Trex Co., Inc.	44,387	1,616,574
		1,852,866
Capital Markets–1.06%
Ameriprise Financial, Inc.	14,533	6,458,465
Blue Owl Capital, Inc.	159,934	1,460,197
Cboe Global Markets, Inc.	23,562	6,622,571
Invesco Ltd.	46,719	1,134,805
		15,676,038
Chemicals–0.51%
Sherwin-Williams Co.	23,645	7,579,405
		7,579,405
Commercial Services & Supplies–0.82%
Cintas Corp.	37,748	6,384,697
†Clean Harbors, Inc.	15,486	4,440,301
Waste Connections, Inc.	8,439	1,370,831
		12,195,829
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.41%
†Arista Networks, Inc.	17,498	$2,148,404
Motorola Solutions, Inc.	9,013	3,911,372
		6,059,776
Construction & Engineering–0.11%
Comfort Systems USA, Inc.	1,158	1,596,870
		1,596,870
Construction Materials–0.21%
Vulcan Materials Co.	11,472	3,123,826
		3,123,826
Consumer Finance–0.38%
OneMain Holdings, Inc.	90,366	4,833,677
†SoFi Technologies, Inc.	46,775	742,787
		5,576,464
Consumer Staples Distribution & Retail–1.55%
Costco Wholesale Corp.	19,152	19,083,627
Sysco Corp.	54,175	3,864,303
		22,947,930
Electrical Equipment–0.42%
†Bloom Energy Corp. Class A	2,206	298,891
GE Vernova, Inc.	3,112	2,716,465
Vertiv Holdings Co. Class A	12,933	3,240,751
		6,256,107
Electronic Equipment, Instruments & Components–0.02%
Amphenol Corp. Class A	2,790	352,516
		352,516
Entertainment–1.98%
†Netflix, Inc.	281,394	27,056,033
†ROBLOX Corp. Class A	41,086	2,323,824
		29,379,857
Financial Services–4.17%
†Corpay, Inc.	19,479	5,668,194
Equitable Holdings, Inc.	65,616	2,435,010
Mastercard, Inc. Class A	31,813	15,895,684
†Toast, Inc. Class A	148,050	3,924,805
Visa, Inc. Class A	112,247	33,925,533
		61,849,226
Food Products–0.02%
Tyson Foods, Inc. Class A	5,388	345,209
		345,209
Ground Transportation–0.64%
†Saia, Inc.	16,242	5,705,490
†XPO, Inc.	19,580	3,809,289
		9,514,779
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–2.42%
Abbott Laboratories	18,190	$1,867,567
†Boston Scientific Corp.	65,775	4,127,381
†Dexcom, Inc.	71,010	4,459,428
†Insulet Corp.	8,297	1,741,043
†Intuitive Surgical, Inc.	34,873	16,076,104
Stryker Corp.	23,129	7,599,958
		35,871,481
Health Care Providers & Services–1.58%
CVS Health Corp.	72,519	5,208,315
Encompass Health Corp.	46,866	4,533,348
McKesson Corp.	11,512	9,962,024
UnitedHealth Group, Inc.	13,688	3,703,836
		23,407,523
Health Care Technology–0.57%
†Veeva Systems, Inc. Class A	48,169	8,461,367
		8,461,367
Hotels, Restaurants & Leisure–2.57%
Aramark	27,903	1,131,188
†Cava Group, Inc.	57,060	4,616,154
†Chipotle Mexican Grill, Inc.	339,348	10,862,530
Expedia Group, Inc.	3,928	906,936
Hilton Worldwide Holdings, Inc.	9,135	2,777,771
†Planet Fitness, Inc. Class A	73,017	5,431,004
Royal Caribbean Cruises Ltd.	19,167	5,274,375
Texas Roadhouse, Inc.	24,330	4,017,856
†Viking Holdings Ltd.	31,938	2,346,804
Wyndham Hotels & Resorts, Inc.	9,900	804,177
		38,168,795
Household Durables–0.24%
Garmin Ltd.	15,360	3,563,674
		3,563,674
Insurance–0.44%
Loews Corp.	14,513	1,549,118
Progressive Corp.	25,173	4,990,295
		6,539,413
Interactive Media & Services–11.56%
Alphabet, Inc. Class C	330,796	94,892,141
Meta Platforms, Inc. Class A	114,953	65,768,060
†Reddit, Inc. Class A	79,536	10,709,522
		171,369,723
IT Services–0.70%
†Cloudflare, Inc. Class A	7,925	1,635,244
†GoDaddy, Inc. Class A	18,404	1,521,459
†Shopify, Inc. Class A	61,216	7,261,442
		10,418,145
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.81%
†Medpace Holdings, Inc.	164	$78,751
†Mettler-Toledo International, Inc.	6,797	8,572,376
†Waters Corp.	11,476	3,417,553
		12,068,680
Machinery–0.20%
ITT, Inc.	14,318	2,728,008
Mueller Industries, Inc.	2,752	304,922
		3,032,930
Marine Transportation–0.39%
†Kirby Corp.	43,053	5,720,883
		5,720,883
Passenger Airlines–0.09%
†United Airlines Holdings, Inc.	14,122	1,300,213
		1,300,213
Pharmaceuticals–2.78%
Eli Lilly & Co.	44,743	41,153,269
		41,153,269
Professional Services–0.92%
Broadridge Financial Solutions, Inc.	22,310	3,624,929
†Parsons Corp.	2,168	117,441
Verisk Analytics, Inc.	52,326	9,928,858
		13,671,228
Semiconductors & Semiconductor Equipment–19.20%
Applied Materials, Inc.	16,344	5,586,216
ASML Holding NV	5,882	7,769,122
†Astera Labs, Inc.	20,274	2,222,031
Broadcom, Inc.	250,302	77,470,972
KLA Corp.	2,149	3,164,209
Lam Research Corp.	1,874	400,399
Microchip Technology, Inc.	17,928	1,158,328
NVIDIA Corp.	906,777	158,141,909
QUALCOMM, Inc.	31,103	4,005,444
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	46,439	15,694,060
Texas Instruments, Inc.	46,531	9,033,528
		284,646,218
Software–12.82%
†Appfolio, Inc. Class A	9,550	1,507,181
†AppLovin Corp. Class A	20,629	8,210,342
Bentley Systems, Inc. Class B	155,642	5,466,147
†Cadence Design Systems, Inc.	59,196	16,448,793
†Crowdstrike Holdings, Inc. Class A	1,163	454,047
LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Fair Isaac Corp.	882	$941,570
†Fortinet, Inc.	88,160	7,204,435
Intuit, Inc.	2,808	1,214,123
†Manhattan Associates, Inc.	37,248	4,958,454
Microsoft Corp.	295,545	109,401,893
Oracle Corp.	74,822	11,007,064
†Palantir Technologies, Inc. Class A	78,349	11,460,892
†Procore Technologies, Inc.	72,790	4,149,030
†ServiceNow, Inc.	8,407	878,952
†Synopsys, Inc.	17,205	6,821,438
		190,124,361
Specialized REITs–0.12%
Lamar Advertising Co. Class A	13,424	1,700,284
		1,700,284
Specialty Retail–3.14%
†AutoNation, Inc.	4,257	831,222
†Burlington Stores, Inc.	19,870	6,465,301
†Carvana Co.	2,692	846,311
Home Depot, Inc.	36,451	11,988,369
Murphy USA, Inc.	7,967	3,935,459
TJX Cos., Inc.	122,289	19,529,553
Tractor Supply Co.	66,297	3,003,254
		46,599,469
Technology Hardware, Storage & Peripherals–7.97%
Apple, Inc.	459,334	116,574,376
†Sandisk Corp.	2,416	1,534,981
		118,109,357
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.24%
†On Holding AG Class A	86,488	$2,942,322
Ralph Lauren Corp.	1,954	672,156
		3,614,478
Trading Companies & Distributors–0.44%
United Rentals, Inc.	6,228	4,537,472
Watsco, Inc.	5,593	2,034,677
		6,572,149
Total Common Stock (Cost $779,567,347)		1,403,229,438
RIGHTS–0.00%
†=ABIOMED, Inc.	11,753	11,988
Total Rights (Cost $11,988)		11,988

MONEY MARKET FUND–4.89%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	72,435,739	72,435,739
Total Money Market Fund (Cost $72,435,739)		72,435,739

TOTAL INVESTMENTS–99.53% (Cost $852,015,074)	1,475,677,165
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.47%	7,023,980
NET ASSETS APPLICABLE TO 30,857,487 SHARES OUTSTANDING–100.00%	$1,482,701,145

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
221	CME E-mini S&P 500 Index Futures	$72,606,788	$74,380,685	6/18/26	$—	$(1,773,897)
5	CME E-mini S&P MidCap 400 Index Futures	1,698,250	1,685,837	6/18/26	12,413	—
Total Futures Contracts					$12,413	$(1,773,897)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP Blended Large Cap Growth Managed Volatility Fund–4